UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-14138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		May 15, 2012
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
 reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	22,970
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
3 	28-06281	Michael B. Elefante
6	28-10379	Kurt F. Somerville

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101      793     8888 SH       Sole                     8888
3M                             Common Stock     88579y101       80      900 SH       Defined 06                         900
ABB LTD SPON ADR               Common Stock     000375204      560    27450 SH       Sole                    27450
ABB LTD SPON ADR               Common Stock     000375204       69     3400 SH       Defined 06                        3400
ABB LTD SPON ADR               Common Stock     000375204       24     1200 SH       Defined 03                        1200
ANADARKO PETE                  Common Stock     032511107      199     2536 SH       Sole                     2536
ANADARKO PETE                  Common Stock     032511107       39      500 SH       Defined 03                         500
APPLE INC                      Common Stock     037833100      354      590 SH       Sole                      590
APTARGROUP                     Common Stock     038336103      824    15041 SH       Sole                    15041
APTARGROUP                     Common Stock     038336103       22      400 SH       Defined 03                         400
APTARGROUP                     Common Stock     038336103       77     1400 SH       Defined 06                        1400
AUTOMATIC DATA PROCESSING      Common Stock     053015103      627    11360 SH       Sole                    11360
AUTOMATIC DATA PROCESSING      Common Stock     053015103       50      900 SH       Defined 06                         900
AUTOMATIC DATA PROCESSING      Common Stock     053015103       22      400 SH       Defined 03                         400
CANADIAN NATL RAILWAY          Common Stock     136375102     1075    13530 SH       Sole                    13530
CANADIAN NATL RAILWAY          Common Stock     136375102      135     1700 SH       Defined 06                        1700
CANADIAN NATL RAILWAY          Common Stock     136375102       48      600 SH       Defined 03                         600
CENOVUS ENERGY                 Common Stock     15135u109      179     4991 SH       Sole                     4991
CENOVUS ENERGY                 Common Stock     15135u109       20      550 SH       Defined 06                         550
CHEVRON CORP NEW               Common Stock     166764100      183     1705 SH       Sole                     1705
CHEVRON CORP NEW               Common Stock     166764100      118     1100 SH       Defined 06                        1100
COVIDIEN                       Common Stock     G2554F113      341     6230 SH       Sole                     6230
COVIDIEN                       Common Stock     G2554F113       71     1300 SH       Defined 06                        1300
COVIDIEN                       Common Stock     G2554F113       14      250 SH       Defined 03                         250
CVS CAREMARK                   Common Stock     126650100      506    11296 SH       Sole                    11296
CVS CAREMARK                   Common Stock     126650100      101     2250 SH       Defined 06                        2250
CVS CAREMARK                   Common Stock     126650100       20      450 SH       Defined 03                         450
DEERE                          Common Stock     244199105      515     6365 SH       Sole                     6365
DEERE                          Common Stock     244199105       40      500 SH       Defined 06                         500
DEERE                          Common Stock     244199105       24      300 SH       Defined 03                         300
DEVON ENERGY                   Common Stock     25179m103      370     5205 SH       Sole                     5205
DEVON ENERGY                   Common Stock     25179m103       46      650 SH       Defined 06                         650
E M C CORP MASS                Common Stock     268648102      428    14325 SH       Sole                    14325
E M C CORP MASS                Common Stock     268648102       84     2800 SH       Defined 06                        2800
E M C CORP MASS                Common Stock     268648102       18      600 SH       Defined 03                         600
EMERSON ELECTRIC               Common Stock     291011104     1038    19897 SH       Sole                    19897
EMERSON ELECTRIC               Common Stock     291011104       76     1450 SH       Defined 06                        1450
EMERSON ELECTRIC               Common Stock     291011104       26      500 SH       Defined 03                         500
ENCANA                         Common Stock     292505104      460    23411 SH       Sole                    23411
ENCANA                         Common Stock     292505104       56     2850 SH       Defined 06                        2850
ENCANA                         Common Stock     292505104       18      900 SH       Defined 03                         900
EXXON MOBIL                    Common Stock     30231g102     1409    16242 SH       Sole                    16242
EXXON MOBIL                    Common Stock     30231g102       43      500 SH       Defined 03                         500
EXXON MOBIL                    Common Stock     30231g102      104     1200 SH       Defined 06                        1200
GENERAL ELECTRIC               Common Stock     369604103      471    23453 SH       Sole                    23453
HELMERICH & PAYNE              Common Stock     423452101      156     2890 SH       Sole                     2890
HELMERICH & PAYNE              Common Stock     423452101       61     1125 SH       Defined 06                        1125
HOME DEPOT                     Common Stock     437076102      177     3525 SH       Sole                     3525
HOME DEPOT                     Common Stock     437076102       15      300 SH       Defined 03                         300
HOME DEPOT                     Common Stock     437076102       55     1100 SH       Defined 06                        1100
HONEYWELL INTL                 Common Stock     438516106      450     7375 SH       Sole                     7375
INTEL CORP                     Common Stock     458140100      731    25997 SH       Sole                    25997
INTEL CORP                     Common Stock     458140100       93     3300 SH       Defined 06                        3300
INTEL CORP                     Common Stock     458140100       28     1000 SH       Defined 03                        1000
INTL BUSINESS MACH             Common Stock     459200101      417     1998 SH       Sole                     1998
JOHNSON & JOHNSON              Common Stock     478160104      889    13477 SH       Sole                    13477
JOHNSON & JOHNSON              Common Stock     478160104       82     1250 SH       Defined 06                        1250
JOHNSON & JOHNSON              Common Stock     478160104       53      800 SH       Defined 03                         800
MASTERCARD                     Common Stock     57636q104      147      350 SH       Sole                      350
MASTERCARD                     Common Stock     57636q104       57      135 SH       Defined 06                         135
MERCK                          Common Stock     58933y105      474    12350 SH       Sole                    12350
MICROSOFT CORP                 Common Stock     594918104      485    15024 SH       Sole                    15024
MICROSOFT CORP                 Common Stock     594918104       45     1400 SH       Defined 06                        1400
MONSANTO                       Common Stock     61166w101      205     2565 SH       Sole                     2565
MONSANTO                       Common Stock     61166w101        8      100 SH       Defined 03                         100
MONSANTO                       Common Stock     61166w101       48      600 SH       Defined 06                         600
NESTLE SA ADR                  Common Stock     641069406      921    14653 SH       Sole                    14653
NESTLE SA ADR                  Common Stock     641069406       19      300 SH       Defined 03                         300
NESTLE SA ADR                  Common Stock     641069406       79     1250 SH       Defined 06                        1250
NOBLE GROUP LTD                Common Stock     GB01CLC39       88    80363 SH       Sole                    80363
NOVARTIS AG ADR                Common Stock     66987V109      757    13655 SH       Sole                    13655
NOVARTIS AG ADR                Common Stock     66987V109       89     1600 SH       Defined 06                        1600
NOVARTIS AG ADR                Common Stock     66987V109       28      500 SH       Defined 03                         500
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02      503    17300 SH       Sole                    17300
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       25      875 SH       Defined 03                         875
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       44     1500 SH       Defined 06                        1500
PEPSICO                        Common Stock     713448108      759    11435 SH       Sole                    11435
PEPSICO                        Common Stock     713448108       71     1075 SH       Defined 06                        1075
PEPSICO                        Common Stock     713448108       33      500 SH       Defined 03                         500
PORTLAND GENL                  Common Stock     736508847      277    11100 SH       Sole                    11100
PORTLAND GENL                  Common Stock     736508847       55     2200 SH       Defined 06                        2200
PORTLAND GENL                  Common Stock     736508847       15      600 SH       Defined 03                         600
PROCTER & GAMBLE               Common Stock     742718109     1334    19852 SH       Sole                    19852
PROCTER & GAMBLE               Common Stock     742718109       92     1375 SH       Defined 06                        1375
PROCTER & GAMBLE               Common Stock     742718109       20      300 SH       Defined 03                         300
TEVA PHARMACEUTICAL            Common Stock     881624209      299     6630 SH       Sole                     6630
TEVA PHARMACEUTICAL            Common Stock     881624209       43      950 SH       Defined 06                         950
TEVA PHARMACEUTICAL            Common Stock     881624209       27      600 SH       Defined 03                         600
UNION PACIFIC                  Common Stock     907818108      613     5700 SH       Sole                     5700
UNITED TECHNOLOGIES            Common Stock     913017109      196     2363 SH       Sole                     2363
UNITED TECHNOLOGIES            Common Stock     913017109       54      650 SH       Defined 06                         650
WILMAR INTERNATIONAL LTD       Common Stock     YB17KC690       78    20000 SH       Sole                    20000